COMMON STOCK	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 7 - COMMON STOCK

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

On March 13, 2013, the Company issued 8,000,000 shares of common stock to a director for cash proceeds of $8,000 at $0.001 per share.

Between December 2013 and March 2014, the Company sold 2,360,000 shares of common stock for cash proceeds of $23,600 at $0.01 per share.

In August 2017, the Company issued 64,640,000 shares of common stock for cash proceeds $64,640 at 0.001 per share.

There were 75,000,000 and 10,360,000 shares of common stock issued and outstanding as of December 31, 2017 and 2016, respectively.